Supplementary Financial Statement Information - Schedule of Accounts Payable and Accruals-other (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Employees and employee institutions	$ 357	$ 412
Accrued vacation and recreation pay	137	377
Accrued clinical trials expenses	467	582
Provision for sales commissions	56	80
Accrued expenses	425	552
Other	5	3
Total accounts payable and accruals-other	$ 1,447	$ 2,006